RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Feb. 28, 2023	Feb. 28, 2022
RELATED PARTY TRANSACTIONS
Loans from related parties	$ 12,879	$ 8,973
Outstanding amount	$ 12,879